Property and Equipment (Details Textual) (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,600	$ 8,000	$ 97,300